                                                          [LOGO]

                                                         FINANCIAL
                                                         HORIZONS

                                                     Investment Trust

                                                        Growth Fund

                                                    Municipal Bond Fund

                                                   Government Bond Fund

                                                     Cash Reserve Fund


                                                        ------------


                                                           1996


                                                          ANNUAL
                                                          REPORT

                                                     October 31, 1996
FINANCIAL HORIZONS INVESTMENT TRUST
P.O. BOX 1492
THREE NATIONWIDE PLAZA
COLUMBUS OH  43216-1492

October 31, 1996
Annual Report

BULK RATE
U.S. POSTAGE
PAID
CLEVELAND, OHIO
PERMIT NO. 2112

FH-0012-L

                  CONTENTS

2............Message to Shareholders

3-4..........Statement of Investments
             Growth Fund

5-6..........Statement of Investments
             Municipal Bond Fund

7-8..........Statement of Investments
             Government Bond Fund

9-10.........Statement of Investments
             Cash Reserve Fund

11...........Statements of Assets and Liabilities

12...........Statements of Operations

13-14........Statements of Changes in
                Net Assets

15-16........Financial Highlights

17-18........Notes to Financial Statements

19...........Independent Auditors' Report

TOLL-FREE TELEPHONE ASSISTANCE
General account service and exchanges:
1-800-848-0920

TRUSTEES

D. Richard McFerson - Chairman
Columbus, Ohio

Dr. John C. Bryant
Wilmington, Ohio

Robert M. Duncan
Columbus, Ohio

Dr. Thomas J. Kerr, IV
Westerville, Ohio

OFFICERS
James F. Laird, Jr. - Treasurer
Rae I. Mercer - Secretary
Craig A. Alvey - Assistant Treasurer
Craig A. Carver - Assistant Treasurer
William G. Goslee - Assistant Treasurer
Peter Neckermann - Assistant Treasurer
Harry A. Schermer - Assistant Treasurer

TRANSFER AGENT
Nationwide Investors Services, Inc.
Box 1492
Columbus, Ohio  43216-1492

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

LEGAL COUNSEL
Druen, Rath & Dietrich
One Nationwide Plaza
Columbus, Ohio  43215-2220

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio  43215-2537

DISTRIBUTOR
Nationwide Advisory Services, Inc.
Three Nationwide Plaza
Columbus, Ohio  43215-2220

This report is for the information of shareholders of the Financial Horizons Investment Trust's mutual funds. It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Funds.

Financial Horizons and its logo are service marks of Nationwide(R) Life Insurance Company.

[PICTURE]

                             TO OUR SHAREHOLDERS             [LOGO]


Message to shareholders:

In 1996, the stock market has surged past the 6000 level, reaching record highs. A combination of low inflation, high employment and strong levels of consumer confidence have helped to fuel these gains.

Overall, economic fundamentals are good, despite being somewhat weaker than in the past year. A period of slow growth is predicted for early in 1997, followed by an anticipated phase of expansion in the second half of the year.

This report features detailed information on each Financial Horizons Investment Trust fund and comments from your funds' portfolio managers. The Financial Horizons Growth Fund rose 19.41% for the year ended October 31, 1996, assuming all dividends were reinvested. The investment objective of this Fund is to seek long-term capital appreciation.

Financial Horizons' Municipal Bond and Government Bond funds are appropriate for investors seeking as high a level of income as is consistent with the preservation of capital. The Municipal Bond Fund had a total return of 4.72% for the year ended October 31, 1996, assuming all dividends were reinvested, while the Government Bond Fund rose 5.01% for the same period.

The total return on the Financial Horizons Cash Reserve Fund was 4.97% for the year ended October 31, 1996, compared to the Consumer Price Index total return of 2.99%.

To help you execute transactions on your Financial Horizons Investment Trust funds, you may call the toll-free shareholder service number at 1-800-848-0920. Your account representative will be happy to help you with account instructions, address changes, and investment or redemption requests.

We appreciate your confidence, and thank you for choosing the funds of the Financial Horizons Investment Trust.

                                        D. Richard McFerson, Chairman
                                        December 1996

Financial Horizons Investment Trust

                                  Growth Fund

For the year ended October 31, 1996, the Financial Horizons Growth Fund had a total return of 19.41%, compared with 24.10% for the S&P 500 over the same period.

Performance during the first half of the Fund's fiscal year was favorably influenced by substantial appreciation in many of its small-cap holdings. Subsequently, the markets pulled back in June and July in response to earnings reports coming in below expectations. Although it appeared that this could have signaled the end of the bull market or a larger 10% pullback, stocks rebounded as other companies reported continued earnings gains at or above expectations. Technology stocks have recovered as we have seen more evidence that demand for personal computers will continue to drive growth for semiconductor, software and computer companies. Intel, the fund's largest holding, benefited from this trend, and the stock has risen dramatically. A few other small-cap computer software and equipment companies the fund has held also outperformed the market. Conversely, Motorola, another large technology holding, has disappointed investors as demand for cellular phones has decreased.

Financial stocks have, as in the past year, had strong gains, and benefited the Fund's performance. We have added to holdings in this sector through two credit-card companies: Capital One Financial and First USA. The Growth Fund has also benefited from its holdings in the medical products and energy sectors. Unfortunately, the Fund was underweighted in the energy sector during this period of strong performance. Additions to this sector may occur in the future since prospects for these companies remain favorable and valuations reasonable. The Fund was also negatively impacted by its holdings in long distance telecommunications stocks. AT&T and MCI Communications have been negatively impacted by competitive pressures and their continued investments in new technology and markets.

The Fund invests in companies with good growth prospects at reasonable valuations. During this year it initiated holdings in Capital One Financial, First USA, International Imaging Materials, Boston Scientific, Meridian Diagnostics and FileNet when valuations were attractive. Conversely, positions were liquidated in CFI Proservices and Medtronic when these companies appeared overvalued. The emphasis in selecting securities continues to be potential capital appreciation rather than dividend income. Therefore, the Fund usually generates realized capital gains while net income is relatively low. Although small-cap stocks are not a priority, the Fund will continue to take advantage of the ability its size affords to hold these securities without sacrificing liquidity.
Laura Klebe, MBA - Portfolio Manager

Fund Value                                     $9,095,304

                           TOP FIVE EQUITY HOLDINGS

                                         Value        %
-----------------------------------------------------------
Intel Corp.                             $439,500      4.8%
Merrill Lynch & Co.                      351,250      3.9%
SPSS, Inc.                               311,250      3.4%
Archer Daniels Midland Co.               305,718      3.4%
Zebra Technologies Corp.                 259,875      2.9%

                                FUND PERFORMANCE

              1989    1990    1991   1992   1993   1994   1995   1996
              ----    ----    ----   ----   ----   ----   ----   ----
Growth                                                          $24,594

S&P 500                                                         $32,248

Comparative performance of $10,000 invested in the Financial Horizons Investment Trust Growth Fund since inception (12/19/88) and the S&P 500* over the period since inception ended 10/31/96.
* The S&P 500 is a broad, unmanaged index of equity securities, and unlike the Growth Fund returns, does not reflect any fees or expenses.


                           AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                              1 Year     5 Year      Life
Without sales charge..........19.41%.....13.39%.....12.11%
With sales charge.............14.41%.....13.15%.....12.11%

The without sales charge returns do not reflect the effects of sales charges. The with sales charge assumes the applicable contingent deferred sales charge
(CDSC) was paid on withdrawals which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 6 years. These results include reinvestment of all dividends and capital gains distributions. The life of the fund is 7.8 years.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than the original investment. Past performance is no guarantee of future results.

Financial Horizons Investment Trust - Statement of Investments  October 31, 1996

                                   Growth Fund


--------------------------------------------------------------------------------
SHARES          SECURITY                      VALUE
--------------------------------------------------------------------------------
           COMMON STOCKS (91.9%)
           ---------------------
           Airlines (1.0%)
           ---------------
   6,000     Skywest, Inc.                      $   90,000
                                                ----------
           Business Equipment & Services (5.3%)
           ------------------------------------
   7,500     American Business Information*        144,375
   3,000     Healthcare Services Group*             28,875
   6,600     Olsten Corp. (The)                    132,000
  10,000     TRO Learning, Inc.*                   177,500
                                                ----------
                                                   482,750
                                                ----------
           Chemicals (1.9%)
           ----------------
   2,000     Sigma-Aldrich Corp.                   117,500
   1,000     Loctite Corp.                          58,625
                                                ----------
                                                   176,125
                                                ----------
           Communication-Equip (2.0%)
           --------------------------
   3,000     HBO & Co.                             180,375
                                                ----------
           Computer Equipment (1.7%)
           -------------------------
   7,000     American Power Corp.*                 149,625
                                                ----------
           Computers-Services & Software (4.8%)
           ------------------------------------
   4,500     Filenet Corp.*                        127,687
  10,000     SPSS, Inc.*                           311,250
                                                ----------
                                                   438,937
                                                ----------
           Consumer Products (3.3%)
           ------------------------
  16,000     National Picture & Frame*             184,000
   4,000     Newell Co.                            113,500
                                                ----------
                                                   297,500
                                                ----------
           Contract Manufacturing (1.3%)
           -----------------------------
   5,500     DII Group, Inc.*                      121,000
                                                ----------
           Dental (0.9%)
           -------------
   2,000     Dentsply International, Inc.           84,250
                                                ----------
           Distribution (1.6%)
           -------------------
   4,725     Bergen Brunswig Corp., Class A        148,247
                                                ----------
           Drugs (4.2%)
           ------------
   4,000     Allergan, Inc.                        122,000
   4,000     Schering-Plough Corp.                 256,000
                                                ----------
                                                   378,000
                                                ----------
           Electronics (7.5%)
           ------------------
   4,000     Intel Corp.                           439,500
   2,000     Motorola, Inc.                         92,000
  11,100     Woodhead Industries, Inc.             152,625
                                                ----------
                                                   684,125
                                                ----------
           Engineering and Construction (1.4%)
           -----------------------------------
   2,000     Fluor Corp.                           131,000
                                                ----------
           Financial (13.8%)
           -----------------
   3,645     Bear Stearns Companies, Inc.           86,113
   4,500     Capital One Financial                 140,062
   1,600     First USA, Inc.                        92,000
  18,231     Gainsco, Inc.                         175,473
   5,000     Merrill Lynch & Co., Inc.             351,250
   2,000     Morgan Stanley Group, Inc.            100,500
   8,400     Silicon Valley Bancshares*            219,450
   5,000     Standard Financial                     89,062
                                                ----------
                                                 1,253,910
                                                ----------
           Food & Beverage (1.0%)
           ----------------------
   1,500     Grand Metropolitan PLC ADR             45,938
   5,800     Grand Metropolitan PLC                 43,776
                                                ----------
                                                    89,714
                                                ----------

----------

The abbreviations in the above statement stand for the following:
PLC   Public Limited Company
ADR  American Depository Receipt
* Denotes a non-income producing security.
Cost also represents cost for Federal income tax purposes.
Portfolio holding percentages represent market value as a percent of net assets. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
SHARES          SECURITY                      VALUE
--------------------------------------------------------------------------------
           Food-Grain & Agriculture (4.5%)
           -------------------------------
  14,056     Archer Daniels Midland Co.                $  305,718
   5,500     Northland Cranberrys, Class A                105,875
                                                       ----------
                                                          411,593
                                                       ----------
           Healthcare Services (3.6%)
           --------------------------
   3,200     Apria Healthcare Group*                       61,200
   6,000     Columbia/HCA Healthcare Corp.                214,500
   7,500     United American HealthCare*                   46,875
                                                        ----------
                                                          322,575
                                                        ----------
           Machinery & Capital Goods (4.7%)
           --------------------------------
   3,000     Duriron, Inc.                                 80,250
   1,000     Emerson Electric Co.                          89,000
   9,000     Zebra Technologies Corp.*                    259,875
                                                       ----------
                                                          429,125
                                                       ----------
           Medical Products (4.4%)
           -----------------------
   5,000     Biomet, Inc.                                  80,625
   4,000     Boston Scientific*                           217,500
  10,000     Meridian Diagnostics                         105,000
                                                       ----------
                                                          403,125
                                                       ----------
           Oil & Gas (2.9%)
           ----------------
   1,300     Amoco Corp.                                   98,475
     500     Royal Dutch Petroleum Co.                     82,688
     800     Texaco, Inc.                                  81,300
                                                       ----------
                                                          262,463
                                                       ----------
           Pollution Control (0.9%)
           ------------------------
   2,500     WMX Technologies, Inc.                        85,938
                                                       ----------
           Printing & Publishing (4.2%)
           ----------------------------
   6,400     International Imaging Materials*             152,000
   6,000     Merrill Corp.                                133,500
   2,800     Reader's Digest Assoc., Inc., Class B         96,950
                                                       ----------
                                                          382,450
                                                       ----------
           Restaurants (2.7%)
           ------------------
   5,000     Bob Evans Farms, Inc.                         62,500
   8,800     Wendy's International, Inc.                  181,500
                                                       ----------
                                                          244,000
                                                       ----------
           Retail (5.6%)
           -------------
   9,999     CUC International*                           244,976
   3,000     Franklin Quest Co.*                           60,750
   5,000     Smart & Final, Inc.                          117,500
   4,000     Tractor Supply Co.*                           83,000
                                                       ----------
                                                          506,226
                                                       ----------
           Telecommunications (6.0%)
           -------------------------
   1,333     360 Communications Co.*                       30,159
   2,200     AT & T Corp.                                  76,725
     712     Lucent Technologies, Inc.                     33,464
   9,800     MCI Communications Corp.                     246,225
   4,000     Sprint Corp.                                 157,000
                                                       ----------
                                                          543,573
                                                       ----------
           Tire & Rubber (0.7%)
           --------------------
   3,000     Cooper Tire & Rubber Co.                      58,875
             Total common stocks (cost $5,667,901)      8,355,501
                                                       ----------

--------------------------------------------------------------------------------
PRINCIPAL          SECURITY                      VALUE
--------------------------------------------------------------------------------
           U.S. GOVERNMENT OBLIGATIONS (7.9%)
           ----------------------------------
           U.S. Treasury Bills
           -------------------
$740,000     5.06% through 5.36%, due 02/13/97 through
             07/24/97 (cost $720,332)                    720,926
                                                      ----------
           Total investments (cost $6,388,233)        $9,076,427
                                                      ==========

Financial Horizons Investment Trust

                               Municipal Bond Fund

The municipal market has produced modest returns over the past 12 months, but the road along the way was anything but smooth. Over the year, the Bond Buyer 11 Index moved from a yield of 5.62% to 5.60%. After rallying to 5.23% by February, the market retraced all of its gains back to a peak of 6.02% by mid-June. Inflationary fears that were prevalent in the spring months never materialized into the economic numbers that followed. The Federal Reserve was content to leave rates alone, allowing municipals to rally back to the current readings. For the fiscal year, the Lehman Municipal Bond Index returned 5.70%, while the Fund gained 4.72%.

Over the past year, we have continued to emphasize high credit quality but switched to lower average coupons and slightly shorter average maturities. As a result, our credit quality was maintained above a "Aa," our average coupon declined from 6.16% to 5.83%, and our position in discount bonds (those bonds priced below $98 per $100 of par value) increased from approximately 20% to 40% of the portfolio. Average par-weighted maturity was shortened from 19.6 years to
19.0 years. By lowering the average coupon and increasing our position in discount bonds, we have shifted the Fund into a more aggressive, performance-oriented position. If rates continue to fall, we should be in a good position to continue to capitalize on this opportunity. The current year's sales have generated net capital gains, however there is a loss carry-forward that will offset these gains and nullify their effects for tax-reporting purposes.

A moderation in the growth of the economy, coupled with confidence that the Federal Reserve has effectively tamed inflation and will not have to raise rates in the near term, is the foundation for this market's summer rally. Election anxieties perhaps tempered the rally somewhat. With the election now in the rearview mirror, the market can again focus on the solid fundamentals of moderate growth and low inflation.

We have a well-balanced portfolio that is positioned to benefit from an extension in the current market rally. We are constantly searching for value through a disciplined swap program. Overall, we continue to take a long-term perspective and look for positive performance in the future.
J. Randall Baney, MBA - Portfolio Manager

Fund Value                                  $20,499,850


                              TOP FIVE HOLDINGS

                                                        Value            %
-------------------------------------------------------------------------------
New Jersey Turnpike                                  $1,092,500        5.3%
Nashville and Davidson County, Tennessee              1,068,625        5.2%
New York Local Government Asst                        1,067,500        5.2%
Harris County, Texas                                  1,047,500        5.1%
Birmingham, Alabama                                   1,043,750        5.1%



                                FUND PERFORMANCE

                 1989    1990    1991    1992    1993    1994    1995    1996
                 ----    ----    ----    ----    ----    ----    ----    ----
Muni Bond                                                              $17,078
Leh. Muni Bond                                                         $18,873


Comparative performance of $10,000 invested in the Financial Horizons Investment Trust Municipal Bond Fund since inception (12/19/88) and the Lehman Brothers Municipal Bond Index* over the period since inception ended 10/31/96.
* The Lehman Brothers Municipal Bond Index represents an unmanaged group of bonds that are not adjusted for expenses and includes bonds of lower quality than those purchased by the Municipal Bond Fund. The investment return and principal value will fluctuate. When redeemed, shares may be worth more or less than the original investment.


                           AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                               1 Year     5 Year     Life
Without sales charge...........4.72%......6.12%......7.04%
With sales charge ............-0.28%......5.80%......7.04%


The without sales charge returns do not reflect the effects of sales charges. The with sales charge assumes the applicable contingent deferred sales charge
(CDSC) was paid on withdrawals which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 6 years. These results include reinvestment of all dividends and capital gains distributions. The life of the fund is 7.8 years.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than the original investment. Past performance is no guarantee of future results.

Financial Horizons Investment Trust - Statement of Investments October 31, 1996

                              Municipal Bond Fund

--------------------------------------------------------------------------------
PRINCIPAL       SECURITY                                            VALUE
--------------------------------------------------------------------------------
           LONG-TERM MUNICIPAL SECURITIES (98.3%)

             Alabama (5.1%)
             --------------
$1,000,000     Birmingham, Alabama General Obligation
                 Refunding Bonds, Series 1992-B,
                   6.25%, 04/01/16                               $  1,043,750
                                                                 ------------
             Florida (4.7%)
             --------------
1,000,000      Orlando, Florida Utilities Commission
                 Water and Electric Subordinated
                 Revenue Refunding Bonds,
                 Series 1993-A, 5.25%, 10/01/14                       957,500
                                                                 ------------
             Illinois (9.7%)
             ---------------
1,000,000      Illinois Housing Development Authority
                 Homeowner Mortgage Revenue
                 Bonds, Series 1994-A-1, 6.45%, 08/01/17            1,027,500
1,000,000      Illinois Regional Transportation Authority,
                 General Obligation Refunding Bonds,
                 Series 1996, 5.40%, 06/01/15                         961,250
                                                                 ------------
                                                                    1,988,750
                                                                 ------------
             Massachusetts (4.7%)
             --------------------
1,000,000      Commonwealth of Massachusetts
                 General Obligation Refunding Bonds,
                 Series 1995-A, 5.00%, 07/01/10                       957,500
                                                                 ------------
             Nevada (4.8%)
             -------------
1,000,000      Nevada State General Obligation, Nevada
                 Municipal Bond Bank Project,
                 Numbers 49 & 50, 5.50%, 11/01/16                     980,000
                                                                 ------------
             New Jersey (5.3%)
             -----------------
1,000,000      New Jersey Turnpike Authority Turnpike
                 Revenue Bonds, Series 1991-C,
                 6.50%, 01/01/16                                    1,092,500
                                                                 ------------
             New York (5.2%)
             ---------------
1,000,000        New York Local Government Assistance
                 Corporation, Series 1993-E, Refunding
                 Bonds, 6.00%, 04/01/14                             1,067,500
                                                                 ------------
             North Carolina (5.0%)
             ---------------------
1,000,000        Charlotte-Mecklenburg Hospital Authority,
                 North Carolina Health Care System
                 Revenue Bonds, Series 1992,
                 6.25%, 01/01/20                                    1,030,000
                                                                 ------------
             South Carolina (5.0%)
             ---------------------
1,000,000      South Carolina State Housing Finance &
                 Development Authority Homeownership
                 Mortgage Purchase Bonds,
                 Series 1994-A, 6.375%, 07/01/16                    1,015,000
                                                                 ------------
             Tennessee (5.2%)
             ----------------
1,030,000      Nashville & Davidson County, Tennessee
                 General Obligation Multi-Purpose
                 Improvement Bonds, Series 1994,
                 6.125%, 05/15/14                                   1,068,625
                                                                 ------------

----------

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

--------------------------------------------------------------------------------
PRINCIPAL       SECURITY                                            VALUE
--------------------------------------------------------------------------------
           Texas (19.2%)
           -------------
$1,000,000   Carrollton -- Farmers Branch
               Independent School District, Texas
               General Obligation School Building
               Unlimited Tax Bonds, Series 1995,
               5.00%, 02/15/16                                      $ 930,000
1,000,000    Grand Prairie Independent School
               District, Texas General Obligation
               Unlimited Tax School Building and
               Refunding Bonds, Series 1996,
               5.20%, 02/15/17                                        946,250
1,000,000    Harris County, Texas Tax and Revenue
               Certificates of Obligation, Series 1994,
               6.10%, 10/01/13                                      1,047,500
1,000,000    Texas State Public Finance Authority
               Building Revenue Refunding,
               Series 1992-B, 5.75%, 02/01/12                       1,011,250
                                                                 ------------
                                                                    3,935,000
                                                                 ------------
           Utah (4.9%)
           -----------
1,000,000    Utah Housing Finance Agency, Multi-
               Family Housing Revenue Refunding
               Bonds, (Cottonwood Apartments
               Project), Issue 1995, 6.30%, 07/01/15                1,011,250
                                                                 ------------
           Virginia (14.9%)
           ----------------
1,000,000    Chesapeake, Virginia General Obligation
               Water & Sewer Bonds, Series 1995-A,
               5.375%, 12/01/20                                       956,250
1,000,000    Richmond, Virginia General Obligation
               Public Improvement Refunding Bonds,
               Series 1991-B, 6.25%, 01/15/18                       1,035,000
 900,000     Virginia Housing Development Authority
               Commonwealth Mortgage Bonds,
               Series 1992-C, Subseries C-7,
               6.30%, 01/01/15                                        915,750
 140,000     Virginia Housing Development Authority
               Multi-Family Housing Bonds,
               Series 1991-F, 7.10%, 05/01/13                         148,050
                                                                 ------------
                                                                    3,055,050
                                                                 ------------
           Washington (4.6%)
           -----------------
1,000,000    Seattle, Washington Limited Tax, General
               Obligation Bonds, Series 1995, 5.125%,                942,500
               07/01/15                                          ------------
           Total long-term municipal securities
               (cost $19,986,232)                                $20,144,925
                                                                 ============

See accompanying notes to financial statements.

Financial Horizons Investment Trust

                             Government Bond Fund

Total return for the Financial Horizons Government Bond Fund for the year ended October 31, 1996, was 5.01% compared to a total return of 5.05% for its benchmark index, the Merrill Lynch Government Master Index.

Early in the year, fears of higher inflation led to an increase in interest rates. As favorable inflation results have been released over the past two months, inflationary concerns have eased and rates have declined from their highs at midyear. The net change in interest rates over the past 12 months was an increase of approximately .30 percent in intermediate and long rates. The current stable inflation environment is favorable for the bond market.

The Government Bond Fund continues to be invested in spread product including sectors of the government agency and mortgage-backed markets perceived to be undervalued. Approximately one-third of portfolio assets are invested in the collateralized mortgage obligation (CMO) market. The yield on these conservatively structured investments continues to make them attractive portfolio holdings.

Wayne T. Frisbee, CFA - Portfolio Manager


Fund Value                                  $58,736,729

                             TOP FIVE BOND HOLDINGS

                                                    Value             %
-------------------------------------------------------------------------------
Resolution Funding                              $14,577,892         24.8%
FNMA REMICS                                      13,130,822         22.4%
Federal National Mortgage Association             9,270,147         15.8%
FHLMC REMICS                                      6,882,563         11.7%
Federal Home Loan Banks                           4,012,716          6.8%



                                FUND PERFORMANCE

                 1989    1990    1991    1992    1993    1994    1995    1996
Gov't Bond                                                             $19,926
M. Lynch                                                               $19,905



Comparative performance of $10,000 invested in the Financial Horizons Investment Trust Government Bond Fund since inception (12/19/88) and the Merrill Lynch Government Master Index* over the period since inception ended 10/31/96.
* The Merrill Lynch Government Master Index is an index of unmanaged bonds which unlike the Government Bond Fund returns, do not reflect any fees or expenses. The investment return and principal value will fluctuate. When redeemed, shares may be worth more or less than the original investment.


                           AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                              1 Year     5 Year       Life
Without sales charge...........5.01%......7.47%......9.16%
With sales charge..............0.08%......7.17%......9.16%


The without sales charge returns do not reflect the effects of sales charges. The with sales charge assumes the applicable contingent deferred sales charge
(CDSC) was paid on withdrawals which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 6 years. These results include reinvestment of all dividends and capital gains distributions. The life of the fund is 7.8 years.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than the original investment. Past performance is no guarantee of future results.

Financial Horizons Investment Trust - Statement of Investments  October 31, 1996

                              Government Bond Fund

--------------------------------------------------------------------------------
PRINCIPAL       SECURITY                          VALUE
--------------------------------------------------------------------------------
            MORTGAGE BACKED SECURITIES (34.1%)
            ----------------------------------
$ 707,185  FHLMC (REMIC) Series 190-D,
              9.20%, 10/15/21                                     $ 738,929
3,000,000   FHLMC (REMIC) Series 1344-D,
              6.00%, 08/15/07                                     2,801,368
1,289,219   FHLMC (REMIC) Series 31-E,
              7.55%, 05/15/20                                     1,306,068
2,000,000   FHLMC (REMIC) Series 1313-G,
              7.25%, 06/15/07                                     2,036,198
1,000,000   FNMA (REMIC) Series 93-203 PJ,
              6.50%, 10/25/23                                       981,009
  422,198   FNMA (REMIC) Series 1989-86,
              8.75%, 11/25/19                                       443,459
4,000,000   FNMA (REMIC) Series 1990-16D,
              9.00%, 03/25/20                                     4,202,476
  589,820   FNMA (REMIC) Series 1991-68E,
              8.35%, 10/25/03                                       593,287
  923,312   FNMA (REMIC) Series 1991-73A,
              8.00%, 07/25/21                                       952,063
1,743,142   FNMA (REMIC) Series 90-7-B,
              8.50%, 01/25/20                                     1,815,132
4,000,000   FNMA (REMIC) Series 92-126,
              8.00%, 07/25/02                                     4,143,396
                                                                -----------
              Total mortgage backed securities
                (cost $19,643,084)                               20,013,385
                                                                -----------

----------
The abbreviations in the above statement stand for the following:
      FHLMC  Federal Home Loan Mortgage Corporation
      FNMA   Federal National Mortgage Association
      REMIC  Real Estate Mortgage Investment Conduit
Cost also represents cost for Federal income tax purposes.
Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
PRINCIPAL       SECURITY                          VALUE
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY LONG-TERM
              OBLIGATIONS (52.6%)
              ------------------------------------
$ 4,000,000   Federal Home Loan Banks, 6.36%, 03/21/01           $ 4,012,716
  3,000,000   Federal Home Loan Mortgage Corp.,
               7.445%, 04/14/04                                    3,047,901
  4,030,000   Federal National Mortgage Assoc.,
               8.25%, 10/12/04                                     4,209,134
  4,000,000   Federal National Mortgage Assoc.,
               8.55%, 12/10/04                                     4,064,048
  1,000,000   Federal National Mortgage Assoc.,
               7.26%, 10/05/05                                       996,965
 15,000,000   Resolution Funding STRIPS, 0.00%, 04/15/06           8,099,235
  3,000,000   Resolution Funding STRIPS, 0.00%, 04/15/08           1,401,477
 10,000,000   Resolution Funding STRIPS, 0.00%, 07/15/13           3,165,290
 10,000,000   Resolution Funding STRIPS, 0.00%, 07/15/20           1,911,890
                                                                 -----------
                Total U.S. government and agency
                  long-term obligations
                  (cost $30,020,695)                              30,908,656
                                                                 -----------

             REPURCHASE AGREEMENT (13.4%)
             ----------------------------
 7,894,000   Prudential Securities, 5.55%, due 11/01/96,
               Collateralized by $8,035,000, Sallie Mae
               Floating Rate Note, due 04/10/97, market
               value $8,055,088 (cost $7,894,000)                 7,894,000
                                                                -----------
             Total investments (cost $57,557,779)               $58,816,041
                                                                ===========


Financial Horizons Investment Trust

                               Cash Reserve Fund

The Financial Horizons Cash Reserve Fund had total assets of $4.2 million for the year ended October 31, 1996. The average maturity totaled 37 days. Commercial paper accounted for 89% of the Fund, followed by Canadian Government obligations (7%) and U.S. Government & Agency securities (4%). Commercial paper continues to have a yield advantage over other money market instruments.

Total return on the Cash Reserve Fund was 4.97% for the year ended October 31, 1996, compared to the Consumer Price Index total return of 2.99%. The 30-day current yield in the same period was 4.77% with an effective yield of 4.88%.

The Federal Open Market Committee left interest rates unchanged for most of 1996. The last time they adjusted rates was in January 1996. At that time the Federal Funds rate was lowered to 5.00% from 5.25%. Future rate changes will depend on the Committee's perception on both economic growth and inflation.

The Financial Horizons Cash Reserve Fund continues to invest in only high-quality, first-tier money market instruments. An internal credit review is completed on all issuers prior to investment.

Karen G. Mader, MA - Portfolio Manager


Fund Value                                   $4,242,751



                     TOP FIVE HOLDINGS

                                          Value       %
-------------------------------------------------------------------------------
Sonoco Products Co.                     $164,567     3.9%
Clorox Co.                               161,544     3.8%
Merrill Lynch & Co.                      159,903     3.8%
Caterpillar Financial Services           159,694     3.8%
Canadian Wheat Board                     159,667     3.8%




                                FUND PERFORMANCE

               1989    1990    1991    1992    1993    1994    1995    1996
Cash Reserve                                                         $14,384
CPI                                                                  $13,126



Comparative performance of $10,000 invested in the Financial Horizons Investment Trust Cash Reserve Fund since inception (12/19/88) and the Consumer Price Index* over the period since inception ended 10/31/96.
* The Consumer Price Index is a broad index reflecting price changes in a market basket of consumer goods and, unlike the Cash Reserve Fund, does not reflect any fees or expenses.


                           AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                               1 Year     5 Year     Life
Without sales charge...........4.97%......3.70%......4.73%


These results include reinvestment of all dividends and capital gains distributions. The life of the fund is 7.8 years.

An investment in the Cash Reserve Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 a share. Past performance is no guarantee of future results.

Financial Horizons Investment Trust - Statement of Investments  October 31, 1996

                                Cash Reserve Fund

--------------------------------------------------------------------------------
PRINCIPAL       SECURITY                          VALUE
--------------------------------------------------------------------------------

           CANADIAN GOVERNMENT OBLIGATIONS (7.3%)
           ---------------------------------------
$152,000   British Columbia Province, 5.28%,
             due 02/03/97                                           $  149,905
 160,000   Canadian Wheat Board, 5.35%, due 11/15/96                   159,667
                                                                    ----------
           Total Canadian government obligations
             (cost $309,572)                                           309,572
                                                                    ----------
           COMMERCIAL PAPER (89.1%)
           ------------------------
           Agriculture/Finance (3.8%)
           --------------------------
 160,000     Deere, John Capital, 5.24%, due 11/26/96                  159,418
                                                                    ----------
           Auto/Finance (3.8%)
           -------------------
 160,000     Ford Motor Credit, 5.26%, due 11/25/96                    159,439

           Banks (2.3%)
           ------------
 100,000     National City Credit, 5.35%, due 11/15/96                  99,792
                                                                     ----------
           Broker/Dealers (14.5%)
           ----------------------
 140,000     Dean Witter Discover, 5.25%, due 11/25/96                 139,510
 156,000     Goldman Sachs Group, 5.26%,
               due  11/27/96                                           155,407
 160,000     Merrill Lynch & Co. 5.44%, due 11/05/96                   159,903
 160,000     Smith Barney, Inc., 5.27%, due 12/05/96                   159,204
                                                                    ----------
                                                                       614,024
                                                                    ----------
           Captive Borrow Conduit (3.2%)
           -----------------------------
 138,000     Prudential Funding, 5.23%, due 12/09/96                   137,238
                                                                    ----------
           Chemicals (6.1%)
           ----------------
 116,000     Monsanto Co., 5.45%, due 11/19/96                         115,684
 145,000     PPG Industries, 5.24%, due 12/10/96                       144,177
                                                                    ----------
                                                                       259,861
                                                                    ----------

           Consumer Products (3.8%)
           ------------------------
 162,000     Clorox Co. 5.33%, due 11/20/96                            161,544
                                                                    ----------

           Consumer Sales Finance (12.5%)
           ------------------------------
 105,000     Amer. Exp. Credit Corp., 5.29%, due 11/08/96             104,893
 146,000     Avco Financial Serv., 5.26%, due 12/10/96                145,168
 143,000     Beneficial Corp., 5.26%, due 11/13/96                    142,749
 140,000     Norwest Financial, 5.31%, due 01/27/97                   138,203
                                                                    ----------
                                                                      531,013
                                                                    ----------

----------
Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent value as a percentage of net assets.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
PRINCIPAL       SECURITY                          VALUE
--------------------------------------------------------------------------------
           Diversified Finance (3.6%)
           --------------------------
$154,000     GE Capital Corp., 5.29%, due 11/18/96                 $  153,615
                                                                    ----------
           Entertainment (2.3%)
           --------------------
 100,000     Walt Disney Co., 5.42%,
               due 11/20/96                                            99,714
                                                                    ----------
           Heavy Equipment/Finance (3.8%)
           ------------------------------
 160,000     Caterpillar Financial Ser., 5.25%,
                 due 11/13/96                                         159,694
                                                                    ----------
           Insurance (9.4%)
           ----------------
 130,000     AIG Funding, Inc., 5.24%, due 12/17/96                   129,130
 130,000     MetLife Funding Inc., 5.24%, due 12/16/96                129,148
 140,000     Principal Mutual, 5.24%, due 11/13/96                    139,755
                                                                    ----------
                                                                      398,033
                                                                    ----------

           Lease Financing (3.2%)
           ----------------------
 137,000     PHH Corp., 5.23%, due 11/04/96                           136,940
                                                                    ----------
           Manufacturing/Diversified (3.3%)
           --------------------------------
 140,000     Raytheon Co., 5.23%, due 11/05/96                        139,919
                                                                    ----------
           Packaging/Containers (2.6%)
           ---------------------------
 110,000     Bemis Co., Inc., 5.26%, due 12/03/96                     109,486
                                                                    ----------
           Paper and Forest Products (3.9%)
           --------------------------------
 165,000     Sonoco Products Co., 5.25%, due 11/19/96                 164,567
                                                                    ----------
           Pharmaceuticals/Health Care (7.0%)
           ----------------------------------
 150,000     Abbott Laboratories, 5.25%, due 01/16/97                 148,337
 150,000     Schering Corp., 5.40%, due 02/18/97                      147,548
                                                                    ----------
                                                                      295,885
                                                                    ----------
             Total commercial paper (cost $3,780,182)               3,780,182
                                                                    ----------
           U.S. GOVERNMENT OBLIGATIONS (1.4%)
           ----------------------------------
  60,000   U.S. Treasury Bills, 5.14%, due 06/26/97
             (cost $57,970)                                            57,970
                                                                    ----------
           U.S. AGENCY-FULL FAITH & CREDIT (2.3%)
           --------------------------------------
 100,000   Federal National Mortgage Association
             5.47%, due 02/10/97 (cost $98,465)                        98,465
                                                                    ----------
             Total investments (cost $4,246,189)                   $4,246,189
                                                                   ===========


Financial Horizons Investment Trust                         October 31, 1996

                      Statements of Assets and Liabilities

                                                                                 MUNICIPAL      GOVERNMENT       CASH
                                                                   GROWTH          BOND            BOND         RESERVE
                                                                    FUND           FUND            FUND          FUND
ASSETS
Investments in securities, at value (cost $6,388,233,
  $19,986,232, $49,663,779 and $4,246,189, respectively)         $9,076,427    $20,144,925     $50,922,041    $4,246,189
Repurchase agreements (cost $7,894,000)                                  --             --       7,894,000            --
                                                                --------------------------------------------------------
Total investments                                                 9,076,427     20,144,925      58,816,041     4,246,189
Cash                                                                 29,069        223,314          30,032           519
Receivable for Fund shares sold                                         127             --              --            --
Receivable for investment securities sold                                --             --          13,209            --
Accrued interest and dividends receivable                             5,924        333,877         322,626            --
                                                                --------------------------------------------------------
TOTAL ASSETS                                                      9,111,547     20,702,116      59,181,908     4,246,708

LIABILITIES
Payable for Fund shares redeemed                                      3,953        134,945         229,214           267
Accrued management fees                                               4,998         11,366          32,203         1,427
Accrued transfer agent fees                                           1,000          1,168           3,956            77
Accrued distribution fees                                             3,846          8,743              --            --
Dividends payable                                                        --         34,553         152,402         1,243
Other accrued expenses                                                2,446         11,491          27,404           943
                                                                --------------------------------------------------------
TOTAL LIABILITIES                                                    16,243        202,266         445,179         3,957
                                                                --------------------------------------------------------
NET ASSETS                                                       $9,095,304    $20,499,850     $58,736,729    $4,242,751
                                                                ========================================================
NET ASSETS REPRESENTED BY:
Capital Shares, $1 par value, outstanding                       $   467,236     $1,903,494     $55,376,700    $4,242,870
Capital paid in excess of par value                               5,486,141     19,388,899      53,402,393          (105)
Net unrealized appreciation                                       2,688,194        158,693       1,258,262            --
Accumulated undistributed net realized gain (loss)                  458,096       (950,935)     (1,301,670)           (6)
Accumulated undistributed (distributions in excess of) net
 investment income                                                   (4,363)          (301)          1,044            (8)
                                                                --------------------------------------------------------
NET ASSETS                                                       $9,095,304    $20,499,850     $58,736,729    $4,242,751
                                                                ========================================================
Shares outstanding (unlimited number of shares authorized)          467,236      1,903,494       5,376,700     4,242,870
                                                                ========================================================
NET ASSET VALUE AND OFFERING PRICE PER SHARE*                    $   19.47     $     10.77     $     10.92    $     1.00
                                                                ========================================================

* For the Growth Fund, the Municipal Bond Fund, and the Government Bond Fund, the redemption price per share varies by the length of time shares are held.






See accompanying notes to financial statements.

Financial Horizons Investment Trust         For the year ended October 31, 1996

                            Statements of Operations

                                                                                    MUNICIPAL     GOVERNMENT       CASH
                                                                      GROWTH          BOND           BOND         RESERVE
                                                                       FUND           FUND           FUND          FUND
INVESTMENT INCOME:
INCOME:
Dividends                                                           $   81,409            --             --           --
Interest                                                                40,820    $1,366,936    $ 4,351,716     $229,490
Other                                                                       --            --        171,119           --
                                                                    ----------------------------------------------------
Total income                                                           122,229     1,366,936      4,522,835      229,490

EXPENSES:
Distribution fees                                                       62,370       174,226        476,865           --
Investment management fees                                              54,053       150,996        414,415       16,666
Transfer agent fees                                                     11,898        14,136         57,100          966
Professional services                                                    1,934         5,474         15,020        1,052
Registration fees                                                        2,235         1,783          4,963        2,452
Shareholders' reports                                                    3,500         4,490         11,200          275
Custodian fees                                                           2,100        16,600         11,500        4,503
Trustee fees and expenses                                                1,136         3,555          9,655          625
Other                                                                    1,508         2,553          9,724          468
                                                                    ----------------------------------------------------
Total expenses before waived expenses                                  140,734       373,813      1,010,442       27,007
Total waived expenses                                                   20,790        58,074        476,865           --
                                                                    ----------------------------------------------------
Net expenses                                                           119,944       315,739        533,577       27,007
                                                                    ----------------------------------------------------
NET INVESTMENT INCOME                                               $    2,285    $1,051,197    $ 3,989,258     $202,483
                                                                    ====================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                             $1,456,661    $  249,540    $   746,770 $         (3)
Net change in unrealized appreciation (depreciation) of investments    995,019      (275,812)    (1,785,043)          --
                                                                    ----------------------------------------------------
Net realized and unrealized gain (loss) on investments               1,451,680       (26,272)    (1,038,273)          (3)
                                                                    ----------------------------------------------------
NET INCREASE IN ASSETS RESULTING FROM OPERATIONS                    $1,453,965    $1,024,925    $ 2,950,985     $202,480
                                                                    ====================================================


See accompanying notes to financial statements.

Financial Horizons Investment Trust

                      Statements of Changes in Net Assets



                                                                         GROWTH FUND                MUNICIPAL BOND FUND

                                                                  Year ended     Year ended     Year ended     Year ended
                                                                  October 31,    October 31,    October 31,    October 31,
                                                                     1996           1995           1996           1995
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)                                     $    2,285         (3,646)    $ 1,051,197    $ 1,267,905
Net realized gain (loss) on investments                             456,661        821,167         249,540       (809,772)
Net change in unrealized appreciation (depreciation) of
  investments                                                       995,019        607,704        (275,812)     3,105,091
                                                                 --------------------------------------------------------
Net increase in net assets resulting from operations              1,453,965      1,425,225       1,024,925      3,563,224

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                    --             --      (1,051,197)    (1,266,974)
In excess of net investment income                                       --         (5,505)           (301)            --
Net realized gain from investment transactions                     (819,732)       (65,310)             --             --
                                                                 --------------------------------------------------------
Decrease in net assets from distributions to shareholders          (819,732)       (70,815)     (1,051,498)    (1,266,974)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    896,371        520,132          83,672        437,772
Net asset value of shares issued to shareholders from reinvestment
  of dividends                                                      806,112         69,603         617,827        827,461
Cost of shares redeemed                                            (835,073)    (1,137,884)     (5,980,992)    (4,168,004)
                                                                 --------------------------------------------------------
Increase (decrease) in net assets derived from capital share
  transactions                                                      867,410       (548,149)     (5,279,493)    (2,902,771)
                                                                 --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                             1,501,643        806,261      (5,306,066)      (606,521)
NET ASSETS-- BEGINNING OF PERIOD                                  7,593,661      6,787,400      25,805,916     26,412,437
                                                                 --------------------------------------------------------
NET ASSETS-- END OF PERIOD                                       $9,095,304    $ 7,593,661     $20,499,850    $25,805,916
                                                                 ========================================================
Undistributed net realized gain (loss) on investments included
  in net assets at end of period                                 $  458,096    $   821,167     $  (950,935)   $(1,200,475)
                                                                 ========================================================
Undistributed (distributions in excess of) net investment income
  included in net assets at end of period                        $   (4,363)  $     (6,648)    $      (301)   $    (5,752)
                                                                 ========================================================

SHARE ACTIVITY:
Shares sold                                                          48,331         32,495           7,850         42,427
Reinvestment of dividends                                            46,328          4,761          57,620         80,208
Shares redeemed                                                     (45,321)       (68,472)       (559,944)      (403,632)
                                                                 --------------------------------------------------------
Net increase (decrease) in number of shares                          49,338        (31,216)       (494,474)      (280,997)
                                                                 ========================================================


See accompanying notes to financial statements.

                                                                                                                       13

Financial Horizons Investment Trust

                      Statements of Changes in Net Assets

                                                                              GOVERNMENT BOND FUND            CASH RESERVE FUND

                                                                             Year ended     Year ended    Year ended    Year ended
                                                                            October 31,    October 31,    October 31,   October 31,
                                                                                1996           1995          1996          1995
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                       $  3,989,258   $  4,424,602   $   202,483   $   218,960
Net realized gain (loss) on investments                                          746,770        500,983            (3)           (3)
Net change in unrealized appreciation (depreciation) of investments           (1,785,043)     5,712,175            --            --
                                                                            -------------------------------------------------------
Net increase in net assets resulting from operations                           2,950,985     10,637,760       202,480       218,957

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                         (3,988,214)    (4,454,858)     (202,483)     (218,917)
In excess of net investment income                                                    --             --            (8)           --
Net realized gain from investment transactions                                        --             --            --           (35)
Paid in capital                                                                       --        (14,227)         (105)           --
                                                                            -------------------------------------------------------
Decrease in net assets from distributions to shareholders                     (3,988,214)    (4,469,085)     (202,596)     (218,952)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                 452,449      1,055,320       280,277       890,988
Net asset value of shares issued to shareholders from reinvestment
  of dividends                                                                 2,053,433      2,526,566       186,091       213,199
Cost of shares redeemed                                                      (11,921,797)   (10,778,823)     (373,733)     (903,863)
                                                                            -------------------------------------------------------
Increase (decrease) in net assets derived from capital share transactions     (9,415,915)    (7,196,937)       92,635       200,324
                                                                            -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                        (10,453,144)    (1,028,262)       92,519       200,329
NET ASSETS-- BEGINNING OF PERIOD                                              69,189,873     70,218,135     4,150,232     3,949,903
                                                                            -------------------------------------------------------
NET ASSETS-- END OF PERIOD                                                  $ 58,736,729   $ 69,189,873   $ 4,242,751   $ 4,150,232
                                                                            =======================================================
Undistributed net realized gain (loss) on investments included in net
   assets at end of period                                                  $ (1,301,670)  $ (2,048,440)  $        (6)  $        (3)
                                                                            =======================================================
Undistributed (distributions in excess of) net investment income
   included in net assets at end of period                                  $      1,044   $         --   $        (8)  $        --
                                                                            =======================================================
SHARE ACTIVITY:
Shares sold                                                                       40,874        100,153       280,277       890,988
Reinvestment of dividends                                                        188,895        239,877       186,091       213,199
Shares redeemed                                                               (1,101,948)    (1,029,256)     (373,733)     (903,863)
                                                                            -------------------------------------------------------
Net increase (decrease) in number of shares                                     (872,179)      (689,226)       92,635       200,324
                                                                            =======================================================

See accompanying notes to financial statements.

Financial Horizons Investment Trust                 Selected data for each share
                                                    of capital stock outstanding
                              Financial Highlights



                                               GROWTH FUND                                     MUNICIPAL BOND FUND
                                          YEARS ENDED OCTOBER 31,                             YEARS ENDED OCTOBER 31,
                                 1996         1995     1994     1993     1992      1996      1995      1994      1993       1992
NET ASSET VALUE --
  BEGINNING OF PERIOD           $18.17       $15.11   $14.17   $12.46   $11.99   $ 10.76   $  9.86   $ 11.75   $ 10.64   $ 10.61
Net investment income (loss)       .01        (0.01)    0.03     0.08     0.22      0.48      0.50      0.49      0.56      0.61
Net realized gain (loss) and
  unrealized appreciation
  (depreciation)                  3.28         3.23     0.95     1.73     0.43      0.01      0.90     (1.62)     1.22      0.07
                                ----------------------------------------------   -----------------------------------------------
Total from investment operations  3.29         3.22     0.98     1.81     0.65      0.49      1.40     (1.13)     1.78      0.68
Dividends from net investment
  income                            --           --    (0.04)   (0.10)   (0.18)    (0.48)    (0.50)    (0.49)    (0.56)    (0.61)
Distributions in excess of net
  investment income                 --        (0.01)      --       --       --        --        --        --        --        --
Distributions from net realized
  gain from investment
  transactions                   (1.99)       (0.15)      --       --       --        --        --     (0.27)    (0.11)    (0.04)
                                ----------------------------------------------   -----------------------------------------------
Total distributions              (1.99)       (0.16)   (0.04)   (0.10)   (0.18)    (0.48)    (0.50)    (0.76)    (0.67)    (0.65)
                                ----------------------------------------------   -----------------------------------------------
Net increase (decrease) in net
  asset value                     1.30         3.06     0.94     1.71     0.47      0.01      0.90     (1.89)     1.11      0.03
                                ----------------------------------------------   -----------------------------------------------
NET ASSET VALUE --
  END OF PERIOD                 $19.47       $18.17   $15.11   $14.17   $12.46   $ 10.77   $ 10.76   $  9.86   $ 11.75   $ 10.64
                                ==============================================   ===============================================
Total Return                     19.41%       21.57%    6.92%   14.59%    5.42%     4.72%    14.50%   (10.11%)   17.18%     6.56%
Net Assets, End of Period (000) $9,095       $7,594   $6,787   $5,165   $3,095   $20,500   $25,806   $26,412   $25,828   $14,641
Ratio of expenses to average
  net assets                      1.44%        1.47%    1.59%    1.44%    1.27%     1.36%     1.35%     1.27%     1.01%     0.65%
Ratio of expenses to average
  net assets*                     1.69%        1.72%    1.90%    2.03%    2.02%     1.61%     1.60%     1.57%     1.61%     1.62%
Ratio of net investment income
  (loss) to average net assets    0.03%       (0.05%)   0.21%    0.63%    1.45%     4.53%     4.82%     4.58%     4.81%     5.65%
Ratio of net investment income
  (loss) to average net assets*  (0.22%)      (0.30%)  (0.82%)   0.05%    0.70%     4.28%     4.57%     4.28%     4.11%     4.68%
Portfolio turnover               17.19%       29.19%   14.14%   12.98%   12.14%    38.80%    60.79%    69.67%    46.95%    57.98%
Average commission rate paid**  5.9080(cent)     --       --       --       --        --        --        --        --        --

----------
 *Ratios calculated as if no expenses were waived.

**Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

Financial Horizons Investment Trust                 Selected data for each share
                                                    of capital stock outstanding
                              Financial Highlights


                                            GOVERNMENT BOND FUND                               CASH RESERVE FUND
                                           YEARS ENDED OCTOBER 31,                           YEARS ENDED OCTOBER 31,
                                   1996      1995      1994      1993      1992     1996     1995     1994     1993     1992
NET ASSET VALUE --
  BEGINNING OF PERIOD            $ 11.07   $ 10.12   $ 11.31   $ 11.00   $ 10.81   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
Net investment income               0.68      0.68      0.58      0.63      0.89     0.05     0.05     0.03     0.02     0.03
Net realized gain (loss) and
  unrealized appreciation
  (depreciation)                   (0.15)     0.95     (1.10)     0.50      0.25       --       --       --       --       --
                                 -----------------------------------------------   ------------------------------------------
Total from investment operations    0.53      1.63     (0.52)     1.13      1.14     0.05     0.05     0.03     0.02     0.03
Dividends from net investment
  income                           (0.68)    (0.68)    (0.58)    (0.66)    (0.89)   (0.05)   (0.05)   (0.03)   (0.02)   (0.03)
Distributions from net realized
  gain from investment
  transactions                        --        --     (0.09)    (0.16)    (0.06)      --       --       --       --       --
                                 -----------------------------------------------   ------------------------------------------
Total distributions                (0.68)    (0.68)    (0.67)    (0.82)    (0.95)   (0.05)   (0.05)   (0.03)   (0.02)   (0.03)
                                 -----------------------------------------------   ------------------------------------------
Net increase (decrease) in net
  asset value                      (0.15)     0.95     (1.19)     0.31      0.19       --       --       --       --       --
                                 -----------------------------------------------   ------------------------------------------
NET ASSET VALUE --
  END OF PERIOD                  $ 10.92   $ 11.07   $ 10.12   $ 11.31   $ 11.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                 ===============================================   ==========================================
Total Return                        5.01%    16.68%    (4.75%)   10.76%    10.93%    4.97%    5.41%    3.08%    2.05%    3.07%
Net Assets, End of Period (000)  $58,737   $69,190   $70,218   $84,602   $64,249   $4,243   $4,150   $3,950   $2,788   $2,538
Ratio of expenses to average
  net assets                        0.84%     0.89%     1.28%     1.00%     0.65%    0.65%    0.65%    0.84%    1.17%    1.06%
Ratio of expenses to average
  net assets*                       1.59%     1.58%     1.58%     1.61%     1.66%    0.65%    0.65%    1.06%    2.20%    1.82%
Ratio of net investment income
  to average net assets             6.26%     6.42%     5.42%     5.55%     8.18%    4.86%    5.29%    3.14%    2.04%    3.02%
Ratio of net investment income
  to average net assets*            5.51%     5.73%     5.12%     4.93%     7.17%    4.86%    5.29%    2.92%    0.79%    2.28%
Portfolio turnover                 21.04%   140.55%   174.40%   143.63%    87.67%      --       --       --       --       --

----------
* Ratios calculated as if no expenses were waived.


See accompanying notes to financial statements.

Financial Horizons Investment Trust                            October 31, 1996

                          Notes to Financial Statements


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Financial Horizons Investment Trust (Trust), is a diversified, open-end investment company organized under the laws of Massachusetts by a Declaration of Trust dated May 9, 1988. The Trust offers shares in four separate mutual funds which are registered under the Investment Company Act of 1940.

   (a) Security Valuation
   ----------------------
      (1) Growth Fund, Municipal Bond Fund and Government Bond Fund: Securities traded on a national securities exchange are valued at closing prices. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices.
      (2) Cash Reserve Fund: Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.

   (b) Security Transactions and Investment Income
    ----------------------------------------------
      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income, including the pro rata amortization of premium and discount where applicable, is recorded on an accrual basis.

   (c) Federal Income Taxes
   ------------------------
      The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to shareholders.

      As of October 31, 1996, the Municipal and Government Bond Funds had net capital loss carry forwards of $950,935, and $1,301,670, respectively, available to offset future capital gains, which will expire in 6 to 7 years.

   (d)   Dividends to Shareholders
   -------------------------------
      (1) Growth Fund:
          Dividends are paid semi-annually and are recorded on the ex-dividend date.
      (2) Municipal Bond Fund, Government Bond Fund, and Cash Reserve Fund:
          Dividends are declared daily and paid monthly from net investment income.

      Distributable net realized capital gains are declared and distributed at least annually for all funds.

      Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective funds.

      Accordingly, as of October 31, 1996, undistributed net investment income and paid-in-capital have been adjusted by the following amount:

                            UNDISTRIBUTED NET
                            INVESTMENT INCOME      PAID-IN-CAPITAL
       Municipal Bond Fund       ($5,752)               $5,752


   (e)   Expenses
   --------------
      Direct expenses of a fund are allocated to that fund. General expenses of the Trust are allocated to the funds based upon each fund's relative average net assets.

Financial Horizons Investment Trust                            October 31, 1996

   (f)   Use of Estimates
   ----------------------
      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES
As investment manager for the funds, Nationwide Advisory Services, Inc. (NAS), (formerly Nationwide Financial Services, Inc.), an affiliated company, earns an annual fee of .65% based on the average daily net assets of the Growth Fund, Municipal Bond Fund and Government Bond Fund and .40% of the average daily net asset of the Cash Reserve Fund.

NAS also receives fees for distribution pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. These fees are based on average daily net assets of the Growth Fund, the Municipal Bond Fund, and the Government Bond Fund at an annual rate of .75%. During the year ended October 31, 1996, NAS waived distribution fees for the Growth, Municipal Bond, and Government Bond Funds totaling $20,790, $58,074, and $476,865, respectively, representing .25%,
 .25%, and .75% or $.046, $.027, and $.081 per average share outstanding.

NAS also receives fees as principal underwriter from contingent deferred sales charges (CDSC) ranging from 5% to 1%, imposed on redemptions which cause the current value of an account to fall below the total purchase payments made during the past six years. During the year ended October 31, 1996, NAS received fees of $12,788, $118,289, $36,566, and $1,593 on the Growth, Municipal Bond, Government Bond, and Cash Reserve Funds, respectively. Additionally, the Government Bond Fund retained fees (CDSC) of $171,119 pursuant to NASD guidelines which limit sales charges payable to underwriters. These fees are reported as "other income."

A subsidiary of NAS (Nationwide Investors Services, Inc.) acts as transfer and dividend disbursing agent for the funds.

3. BANK LOANS
The Trust has an unsecured bank line of credit of $6,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. No compensating balances are required, and there were no outstanding balances at October 31, 1996.

4. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding U.S. Government and short-term securities) and purchases and sales of U.S. Government Obligations for the year ended October 31, 1996, are summarized as follows:

                          SECURITIES        U.S. GOVT. OBLIGATIONS
                     PURCHASES     SALES     PURCHASES     SALES
Growth Fund          $1,314,505 $ 1,398,557 $ 2,199,583 $ 2,067,484
Municipal Bond Fund   8,809,010  14,273,766          --          --
Government Bond Fund    204,679   4,044,039  12,570,795  24,928,887
Cash Reserve Fund            --          --     702,640     690,000

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at October 31, 1996, are the following components:

                         GROSS        GROSS         NET
                      UNREALIZED   UNREALIZED    UNREALIZED
                         GAINS       LOSSES     APPRECIATION
Growth Fund          $2,861,926    $(173,732)   $2,688,194
Municipal Bond Fund     354,539     (195,846)      158,693
Government Bond Fund  1,470,150     (211,888)    1,258,262

5. FEDERAL INCOME TAX INFORMATION (UNAUDITED)
For corporate shareholders, 42.9% of the income dividends and short-term capital gain distributions paid by the Growth Fund in the fiscal year ended October 31, 1996 qualifies for the corporate dividend received deduction.

All of the distributions paid by the Municipal Bond Fund during the fiscal year are exempt from federal income taxes.

Financial Horizons Investment Trust

                          Independent Auditors' Report



The Shareholders and Board of Trustees of
   The Financial Horizons Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of The Financial Horizons Investment Trust -- Growth Fund, Municipal Bond Fund, Government Bond Fund, and Cash Reserve Fund, as of October 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of October 31, 1996, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising The Financial Horizons Investment Trust as of October 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.




                                                   KPMG Peat Marwick LLP


December 13, 1996
Columbus, Ohio